Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7- RELATED PARTY TRANSACTIONS

The Company has a management fee agreement with Alliance Acquisition Corp. (“Alliance”). At March 31, 2013 and December 31, 2012, Brian Altounian, CEO, owned approximately 34% of Alliance. Alliance provides the Company with general business support services, including, but not limited to, the following: providing executive and administrative level support, general office support, investor relations assistance, human resource assistance, financial and accounting assistance, legal support, office equipment and office space. From time to time Alliance would advance the Company capital and pay expenses on behalf of the Company. Additionally, from time to time, the Company would advance Alliance capital and pay expenses on behalf of Alliance. The monthly fee was $5,000 for the period from November 2011 through March 2013.

The following table summarizes the activity between the Company and Alliance during the three months ended March 31, 2013:

Management fee payable–December 31, 2012	$(3,668)
Management fee	(15,000)
Advances to/payments on behalf of the Company	-
Payments to/on behalf of Alliance	40

Management fee payable - March 31, 2013 (unaudited)	$(18,628)

10. RELATED PARTY TRANSACTIONS

In July 2009, the Company entered into a management fee agreement with Alliance Acquisition Corp. (“Alliance”). At December 31, 2012 and 2011, Alliance held 12,750,000 shares of the Company’s common stock. At December 31, 2012 and 2011, Brian Altounian, CEO, owned approximately 34% of Alliance. Alliance provides the Company with general business support services, including, but not limited to, the following: providing executive and administrative level support, general office support, investor relations assistance, human resource assistance, financial and accounting assistance, legal support, office equipment and office space. From time to time Alliance would advance the Company capital and pay expenses on behalf of the Company. Additionally, from time to time, the Company would advance Alliance capital and pay expenses on behalf of Alliance. Based on the level of support provided/required by the Company, the monthly management fee has been adjusted. Most notably, based on the decline in operations and required support by the Company, in November 2011, the monthly support fee was reduced to $5,000. The monthly fee was $25,000, $40,000 and $5,000 for the period from July 2009 through June 2010, July 2010 through October 2011 and from November 2011 through December 2012, respectively.

The following table summarizes the activity between the Company and Alliance during the period from Inception through December 31, 2012:

Management fee payable – July 1, 2009 (“Inception”)	$-
Management fee	150,000
Payments to/on behalf of Alliance	(113,852)

Management fee payable - December 31, 2009	36,148

Management fee	390,000
Advances to/payments on behalf of the Company	1,419,370
Payments to/on behalf of Alliance	(2,497,067)

Management fee receivable - December 31, 2010	(651,549)

Management fee	410,000
Advances to/payments on behalf of the Company	437,624
Payments to/on behalf of Alliance	(215,332)

Management fee receivable - December 31, 2011	(19,257)

Management fee	60,000
Advances to/payments on behalf of the Company	(1,480)
Payments to/on behalf of Alliance	(35,595)

Management fee payable - December 31, 2012	$3,668

From Inception through December 31, 2012, members of Mr. Altounian’s family have purchased approximately 2,047,000 shares of common stock for $149,000 in connection with various private placement memorandums offered by the Company. Additionally, the Company issued 303,500 shares of common stock valued at $30,350 (based on the estimated fair value of the common stock on the measurement date) for consulting services provided by Mr. Altounian’s brother.

See disclosure of additional related party transactions in Notes 4, 6, 7, 11 and 12.